Share Capital - Narrative (Details)	May 22, 2018 shares	Dec. 31, 2019 shares
Disclosure of Share Capital, Reserves And Other Equity Interest [Abstract]
Stock conversion ratio	0.10526
Warrants exercisable into common shares (shares)	9.5	1,730,894
Number of common shares issuable per warrant (shares)	1